TRANSACTIONS WITH RELATED PARTIES	12 Months Ended
Mar. 31, 2013
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
NOTE 25 -	TRANSACTIONS WITH RELATED PARTIES

Transactions with Epic Pharma LLC and Epic Investments LLC

On March 18, 2009, the Company entered into the Epic Strategic Alliance Agreement with Epic Pharma, LLC and Epic Investments, LLC, a subsidiary controlled by Epic Pharma LLC, as disclosed in this Annual Report Form 10-K under Item 7 of Part II of this Annual Report on Form 10-K, under the heading “Epic Strategic Alliance Agreement,” Item 9B and Item 10, under the heading “Directors and Executive Officers,” and in our Current Reports on Form 8-K, filed with the SEC on March 23, 2009, May 6, 2009 and June 5, 2009, which disclosures are incorporated herein by reference. Ashok G. Nigalaye, Jeenarine Narine and Ram Potti, each were elected as members of our Board of Directors, effective June 24, 2009, as the three directors that Epic is entitled to designate for appointment to the Board pursuant to the terms of the Epic Strategic Alliance Agreement. Mr. Potti resigned from his position as Director of the Company on December 31, 2012. Messrs. Nigalaye, Narine and Potti are also officers of Epic Pharma, LLC, in the following capacities:

•	Mr. Nigalaye, Chairman and Chief Executive Officer of Epic Pharma, LLC;
•	Mr. Narine, President and Chief Operating Officer of Epic Pharma, LLC;
•	Mr. Potti, Vice President of Epic Pharma, LLC.

As part of the operation of the strategic alliance, the Company and Epic identified areas of synergy, including, without limitation, raw materials used by both entities, equipment purchases, contract manufacturing/packaging and various regulatory and operational resources existing at Epic that could be utilized by the Company.

With regards to synergies related to raw materials usage, the strategic alliance allowed the Company to purchase such raw materials from Epic, at the Epic acquisition cost, without markup. In all cases, the acquisition cost of Epic was lower than those costs available to the Company, mainly as a result of efficiencies of scale generated by significantly larger volumes purchased by Epic during the course of their normal operations. During Fiscal 2013 and Fiscal 2012, an aggregate amount of $71,480 and $15,552, respectively, in such materials was purchased from Epic Pharma LLC. All purchases were at Epic Pharma’s acquisition cost, without markup and evidenced by supporting documents of Epic Pharma LLC’s acquisition cost.

With regards to synergies related to regulatory and operational resources, the strategic alliance allowed the Company to utilize Epic’s substantial resources and technical competencies on an “as needed” basis at a cost equal to Epic’s actual cost for only the resources utilized by the Company. Without such access to Epic’s resources, the Company would have to invest significant amounts in human resources and fixed assets as well as incur substantial costs with third party providers to provide the same resources provided by Epic and necessary for the operations of the Company.

During Fiscal 2013, an aggregate amount of $31,354 was paid to Epic as reimbursement for costs associated with facility maintenance, engineering and regulatory resources utilized by the Company. During Fiscal 2012, an aggregate amount of $133,003 was paid to Epic as reimbursement for costs associated with facility maintenance, engineering and regulatory resources utilized by the Company.

During Fiscal 2013, the Company incurred a total of $362,347 in contract manufacturing and/or packaging costs to Epic Pharma for the Company’s Phentermine, Hydromorphone, Methadone and Immediate Release Lodrane products. During Fiscal 2012, the Company incurred a total of $275,678 in these costs.

During the fiscal years ended March 31, 2013 and 2012, equipment purchases from Epic totaled $-0- and $52,000, respectively.

Total purchases from Epic by the Company during the fiscal years ended March 31, 2013 and 2012 were $465,181 and $476,323, respectively.